Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) yr	Jun. 30, 2024 USD ($)
Exploration and Evaluation Assets
Cash received from related party		$ 4,000,000
Impairment expense	$ 19,700,000	$ 26,500,000	$ 0
Useful life measured as period of time, intangible assets | yr		20
Pilot plant
Exploration and Evaluation Assets
Useful life measured as period of time, property, plant and equipment		2 years